DISCONTINUED OPERATIONS - Business disposition (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 21, 2023	Jun. 30, 2023	Jun. 30, 2023
DISCONTINUED OPERATIONS
Cash payment due to H&J Seller	$ (229,000)
Common shares issued to H&J Seller*	(1,357,043)	$ (1,357,043)
Total fair value of consideration received (given)	(1,586,043)
Carrying amount of assets and liabilities
Cash and cash equivalents	18,192
Accounts receivable, net	55,782
Prepaid expenses and other current assets	25,115
Goodwill	1,130,311
Intangible assets, net	1,246,915
Deposits	4,416
Accounts payable	(40,028)
Accrued expenses and other liabilities	(734,068)
Deferred revenue	(18,347)
Due to related parties	(1,008)
Contingent consideration	(1,400,000)
Loan payable	(219,894)
Note payable - related party	(129,489)
Total carrying amount of assets and liabilities	62,103
Loss on disposition of business	(1,523,940)		$ (1,523,940)
Disposal group, Disposed by sale
Carrying amount of assets and liabilities
Loss on disposition of business	$ 1,523,940
Harper & Jones, LLC | Disposal group, Disposed by sale
Carrying amount of assets and liabilities
Goodwill		1,130,311	1,130,311
Intangible assets, net		$ 1,246,915	$ 1,246,915